Stockholders' Equity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning	337,441	298,283		258,583
Exercisable at beginning	245,989	179,216		140,687
Granted	2,000	53,750		61,912
Exercised
Cancelled or forfeited		(14,592)		(22,212)
Outstanding at ending	315,566	337,441		298,283
Exercisable at ending		245,989		179,216
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning	$ 42.07	$ 48.73		$ 54.38
Exercisable at beginning	38.71	56.40		62.27
Granted	2.55	6.40		32.80
Exercised
Cancelled or forfeited		12.67		59.20
Outstanding at ending	$ 42.33	42.07		48.73
Exercisable at ending		$ 38.71		$ 56.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Intrinsic Value [Abstract]
Outstanding at beginning			[1]	$ 4,800	[1]
Exercisable at beginning			[1]	600	[1]
Outstanding at ending					[1]
Exercisable at ending					[1]
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning	$ 5.00	$ 29.60		$ 32.00
Exercisable at beginning	5.00	29.60		40.00
Granted		5.00		29.60
Exercised
Cancelled or forfeited		5.00		32.00
Outstanding at ending		5.00		29.60
Exercisable at ending		5.00		29.60
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning	385.60	385.60		385.60
Exercisable at beginning	$ 385.60	385.60		385.60
Granted		12.40		42.40
Exercised
Cancelled or forfeited		385.60		128
Outstanding at ending		385.60		385.60
Exercisable at ending		$ 385.60		$ 385.60

[1]	Intrinsic value is calculated as the estimated fair value of the Company's stock at the end of the related period less the option exercise price of in-the-money options.